Fair Value of Financial Assets and Liabilities - Additional Information (Detail)	1 Months Ended				12 Months Ended
	Oct. 31, 2018 USD ($)	May 31, 2018 USD ($)	Apr. 30, 2018 USD ($)	Jan. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants Issued,Short term IPO					50.00%
Warrants Issued,Long term IPO					20.00%
Warrants Issued,Equity Financing					10.00%
Warrants Issued,Sale of the Company					20.00%
Note issuance amount	$ 15,000,000	$ 30,000,000	$ 5,000,000	$ 15,000,000	$ 10,000,000
Exchange note amount				$ 52,400,000
Annualized Risk Free Rate	0.30				0.30
Forecast Horizon		1 year 7 months 6 days	1 year 9 months 18 days	2 years
Fair value of derivatives	$ 2,400,000	$ 11,200,000	$ 1,400,000	$ 19,300,000	$ 1,500,000
Loan and Security Agreement
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Aggregate principal amount permitted to borrow					$ 40,000,000	$ 40,000,000	$ 40,000,000
Fair Value Remeasurement | October Through December
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annualized Risk Free Rate					0.30
Fair value of derivatives					$ 3,800,000
Derivative Liability					25,000,000
Fair Value Remeasurement | January Through May
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of derivatives					32,800,000
Derivative Liability					$ 102,400,000
Measurement Input Subsequent Financing
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annualized Risk Free Rate		0.10	0.10	0.10
Measurement Input Subsequent Financing | Fair Value Remeasurement | January Through May
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annualized Risk Free Rate					0.10
Measurement Input Short Term IPO
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annualized Risk Free Rate	0.20	0.40	0.30	0.20	0.40
Forecast Horizon	2 months 1 day				1 month 28 days
Measurement Input Short Term IPO | Fair Value Remeasurement | October Through December
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annualized Risk Free Rate					0.50
Forecast Horizon					1 month 28 days
Measurement Input Short Term IPO | Fair Value Remeasurement | January Through May
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annualized Risk Free Rate					0.50
Measurement Input Long Term Ipo
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annualized Risk Free Rate	0.50	0.30	0.40	0.50	0.30
Forecast Horizon	4 months 28 days				1 year 4 months 24 days
Measurement Input Long Term Ipo | Fair Value Remeasurement | October Through December
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annualized Risk Free Rate					0.20
Forecast Horizon					1 year 4 months 24 days
Measurement Input Long Term Ipo | Fair Value Remeasurement | January Through May
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annualized Risk Free Rate					0.20
Measurement Input Change of Control
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annualized Risk Free Rate		0.20	0.20	0.20
Measurement Input Change of Control | Fair Value Remeasurement | January Through May
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annualized Risk Free Rate					0.20
Measurement Input, Price Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annualized Risk Free Rate		0.79	0.83	0.82
Measurement Input, Price Volatility | Fair Value Remeasurement | January Through May
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annualized Risk Free Rate					0.64
Forecast Horizon					1 year 9 months
Measurement Input, Share Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annualized Risk Free Rate	1.53				1.05
Measurement Input, Share Price | Fair Value Remeasurement | October Through December
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annualized Risk Free Rate					1.05
Measurement Input, Risk Free Interest Rate | Fair Value Remeasurement | January Through May
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Annualized Risk Free Rate					0.027
Warrant
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant Liability Fair Value					$ 100,000	$ 512,618
Warrant | Measurement Input, Price Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield					0.65	0.673
Warrant | Measurement Input, Expected Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term					7 years 1 month 6 days	9 years 6 months
Warrant | Measurement Input, Risk Free Interest Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield					0.026	0.024
Warrant | Measurement Input Fair Value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield						2.28
Warrant | Measurement Input, Expected Dividend Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield					0	0
Warrant | Measurement Input Preferred Shares Fair Value [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield					2.31
Warrant | Measurement Input Ordinary Shares Fair Value [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield					1.05